Pay vs Performance Disclosure - USD ($)	12 Months Ended				36 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2025
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay vs Performance

This section is included to comply with the provisions of Item 402(v) of Regulation S-K. For a more comprehensive analysis of our compensation philosophy please see the General Compensation Philosophy section of this filing. In the table and footnotes below, “PEO” refers to our principal executive officer, Charles D. Goodwin.

Pay versus performance table
(a)	(b)	(c)	(d)	(e)	(f)	(h)
Year	Summary compensation table total for PEO	Compensation actually paid to PEO (2)	Average summary compensation table total for non-PEO NEOs (1)	Average compensation actually paid to non-PEO NEOs (1)(2)	Value of initial fixed $100 investment based on Total stockholder return	Net income (loss) (in thousands)
2025	$1,233,863	$2,100,299	$641,543	$970,105	$150	$(11,211)
2024	$975,971	$509,221	$675,407	$490,152	$68	$(23,463)
2023	$1,261,470	$1,413,487	$769,679	$734,407	$112	$(18,713)

(1)

Reflects average compensation amounts for our non-PEO named executive officers for the respective years shown. Moshe Citronowicz, Matthew Hill and Shawn Roman are the non-PEO named executive officers for the 2025 year presented. Moshe Citronowicz, Todd Hornsby, Matthew Hill and Shawn Roman are the non-PEO named executive officers for the 2024 year presented. Moshe Citronowicz, Todd Hornsby, Matthew Hill and Tara Semb are the non-PEO named executive officers for the 2023 year presented.

(2)	The following table summarizes the adjustments from summary table total compensation to compensation actually paid:

Named Executive Officers, Footnote	Reflects			presented.
PEO Total Compensation Amount	$ 1,233,863	$ 975,971	$ 1,261,470
PEO Actually Paid Compensation Amount	$ 2,100,299	509,221	1,413,487
Adjustment To PEO Compensation, Footnote

	PEO			Non-PEO NEOs
	2025	2024	2023	2025	2024	2023
Summary compensation table total compensation	$1,233,863	$975,971	$1,261,470	$641,543	$675,407	$769,679
Grant date fair value of awards granted during the year	(281,993)	(453,273)	(448,335)	(122,765)	(173,475)	(164,820)
Fair value of awards granted during the year that are outstanding and unvested as of year-end	746,266	270,058	493,290	330,056	54,734	116,387
Change in fair value from prior year-end to current year-end of awards granted in prior years that were outstanding and unvested as of year-end	415,069	(211,412)	65,731	69,463	(26,535)	15,509
Change in fair value from prior year-end to vesting date of awards granted in prior years that vested during the year	(12,906)	(72,123)	41,331	51,808	(45,204)	660
Fair value of awards granted during the year that vested during the year	—	—	—	—	22,141	8,192
Prior year-end fair value of awards granted in prior years that were forfeited during the year	—	—	—	—	(16,916)	(11,200)
Compensation actually paid	$2,100,299	$509,221	$1,413,487	$970,105	$490,152	$734,407

Stock option grant date fair values are calculated based on the Black-Scholes option pricing model as of the grant date. Adjustments have been made using stock option fair values as of each measurement date using the stock price as of the measurement date and updated assumptions (i.e., term, volatility, risk free rates) as of the measurement date. The change in stock price was the primary driver for the adjustments in the table above.

Non-PEO NEO Average Total Compensation Amount	$ 641,543	675,407	769,679
Non-PEO NEO Average Compensation Actually Paid Amount	$ 970,105	490,152	734,407
Adjustment to Non-PEO NEO Compensation Footnote

	PEO			Non-PEO NEOs
	2025	2024	2023	2025	2024	2023
Summary compensation table total compensation	$1,233,863	$975,971	$1,261,470	$641,543	$675,407	$769,679
Grant date fair value of awards granted during the year	(281,993)	(453,273)	(448,335)	(122,765)	(173,475)	(164,820)
Fair value of awards granted during the year that are outstanding and unvested as of year-end	746,266	270,058	493,290	330,056	54,734	116,387
Change in fair value from prior year-end to current year-end of awards granted in prior years that were outstanding and unvested as of year-end	415,069	(211,412)	65,731	69,463	(26,535)	15,509
Change in fair value from prior year-end to vesting date of awards granted in prior years that vested during the year	(12,906)	(72,123)	41,331	51,808	(45,204)	660
Fair value of awards granted during the year that vested during the year	—	—	—	—	22,141	8,192
Prior year-end fair value of awards granted in prior years that were forfeited during the year	—	—	—	—	(16,916)	(11,200)
Compensation actually paid	$2,100,299	$509,221	$1,413,487	$970,105	$490,152	$734,407

Stock option grant date fair values are calculated based on the Black-Scholes option pricing model as of the grant date. Adjustments have been made using stock option fair values as of each measurement date using the stock price as of the measurement date and updated assumptions (i.e., term, volatility, risk free rates) as of the measurement date. The change in stock price was the primary driver for the adjustments in the table above.

Compensation Actually Paid vs. Net Income

The following table presents a comparison of our actual compensation paid to NEOs versus our total stockholder return, net losses:

(in thousands except per share data)	2025	2024	2025 vs 2024 Change	2023	2024 vs 2023 Change
Total stockholder return (change in stock price)	$3.50	$1.58	121.5%	$2.62	(39.7)%
Net loss attributable to stockholders	$(11,211)	$(23,463)	52.2%	$(18,713)	(25.4)%
Actual compensation paid to NEOs	$5,011	$2,470	102.9%	$3,617	31.7%

Total Shareholder Return Amount	$ 150	68	112
Net Income (Loss)	$ (11,211,000)	$ (23,463,000)	$ (18,713,000)
PEO Name					Charles D. Goodwin
Total stockholder return (change in stock price) (in dollars per share)	$ 3.5	$ 1.58	$ 2.62		$ 3.5
Total stockholder return (change in stock price)	121.50%	(39.70%)
Net loss attributable to stockholders	52.20%	(25.00%)
Actual compensation paid to NEOs	$ 5,011,000	$ 2,470,000	$ 3,617,000
Actual compensation paid to NEOs, Percent Change	102.90%	31.70%
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (281,993)	$ (453,273)	(448,335)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	746,266	270,058	493,290
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	415,069	(211,412)	65,731
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(12,906)	(72,123)	41,331
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(122,765)	(173,475)	(164,820)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	330,056	54,734	116,387
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	69,463	(26,535)	15,509
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	22,141	8,192
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	51,808	(45,204)	660
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ (16,916)	$ (11,200)